Vessels (Tables)	6 Months Ended
Jun. 30, 2018
Vessels
Schedule of Vessels

Vessels
Cost
As of January 1, 2018	2,390,128
Additions	28,382
Fully amortized dry-docking component	(5,000)

As of June 30, 2018	2,413,510

Accumulated depreciation
As of January 1, 2018	240,377
Depreciation expense	36,604
Fully amortized dry-docking component	(5,000)

As of June 30, 2018	271,981

Net book value

As of December 31, 2017	2,149,751

As of June 30, 2018	2,141,529